UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree, Sr.

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
74.96% of Net Assets
AL Drinking Water Finance Authority Revolving Fund Loan	4.750%	08/15/2027	NR	$75,000	$76,052
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	205,000	216,181
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AAA*	500,000	513,915
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	102,729
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	A1	450,000	477,148
AL State University Revenue General Tuition & Fee -Series A	5.000	01/01/2019	A2/A*	50,000	52,320
AL State University Revenue General Tuition and Fee	5.000	08/01/2026	A2/A*	150,000	158,852
AL State University Revenue General Tuition and Fee	5.250	09/01/2034	Aa3/AAA*	75,000	79,715
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	NR	50,000	51,087
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	NR	170,000	170,292
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	NR	130,000	130,454
Albertville AL Warrants	5.000	02/01/2035	AAA*	110,000	119,104
Alexander City AL Warrants	4.700	05/01/2021	Baa1/A*	200,000	205,506
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa2/AA+*	260,000	275,890
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2032	Aa2/AAA*	45,000	47,540
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2027	Aa2/AAA*	300,000	328,038
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2033	Aa2/AAA*	420,000	446,876
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2038	Aa2/AAA*	600,000	634,422
Baldwin County AL Water and Sewer - Series A General Obligation	5.000	01/01/2025	Aa1/AA+*	295,000	320,172
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AAA*	250,000	269,172
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	188,952
Cullman County AL Water Revenue	5.000	05/01/2021	Baa1/A+*	125,000	133,588
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA*	250,000	270,313
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	Aa3/AAA*	190,000	205,335
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	51,543
Enterprise AL Water General Obligation	5.000	10/01/2019	NR	55,000	59,226
Enterprise AL Water General Obligation	5.000	10/01/2023	NR	450,000	477,770
Gadsden AL Warrants - Series B	4.600	08/01/2022	NR	100,000	104,205
Hoover AL Board of Education Capital Outlay Warrants	4.750	02/15/2024	Aa2/AAA*	250,000	266,958
Huntsville AL Health Care Authority - Series A	5.000	06/01/2024	A2/A*	100,000	102,331
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	375,000	404,745
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	175,000	183,503
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa1/AAA*	300,000	324,756
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AAA*	450,000	478,188
Lee County AL School Warrants	5.000	02/01/2018	Aa2	100,000	105,916
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aa2	75,000	79,192
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	NR	275,000	283,016
Linden AL Warrants	5.250	06/01/2023	NR	25,000	25,505
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa2/AAA*	100,000	110,679
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa2/AAA*	285,000	312,779
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa2/AAA*	505,000	538,274
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	Baa1	35,000	36,385
Mobile AL Public Education Building Authority	5.000	03/01/2033	Aa3/AAA*/AA-@	200,000	211,670
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aa2/AAA*	250,000	268,830
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	190,075
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa2/AA- *	175,000	184,930
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aa3	100,000	104,468
Morgan County AL Warrants	5.000	04/01/2029	Aa3	25,000	26,025
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aa3	250,000	260,785
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AAA*	375,000	402,742
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AAA*	250,000	265,663
Phenix City AL Schools Warrants - Series B	5.000	08/01/2024	A+*	200,000	216,314
Phenix City AL Water & Sewer Revenue	5.000	08/15/2034	Aa3/AAA*/AA-@	40,000	42,046
Roanoke AL Warrants	4.450	05/01/2020	NR	150,000	152,804
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aa3/AAA*	50,000	51,803
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	318,414
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Baa3	100,000	95,363
Trussville AL Warrants	4.800	10/01/2021	Aa2	85,000	88,719
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa1/AAA*	150,000	157,840
Tuscaloosa AL Public Education Building Authority Student	6.375	07/01/2028	AAA*	250,000	293,775
Tuscaloosa AL Public Education Building Authority Student	6.750	07/01/2033	AAA*	475,000	556,458
University of AL General Revenue - Series A	5.000	07/01/2032	Aa2/AA-*/AA@	500,000	533,110
University of AL General Revenue - Series A	5.000	07/01/2034	Aa2/AA-*/AA@	350,000	363,794
University of AL General Revenue - Series A	5.000	07/01/2028	Aa2/AA-*/AA@	325,000	353,009
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	Aa3	370,000	397,406
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AAA*	105,000	112,522
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	500,000	544,550

West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aa3/AAA*	300,000	336,966

					15,948,705

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
GENERAL OBLIGATION BONDS
8.48% of Net Assets
AL State - Series A	4.625%	09/01/2022	Aa1/AA*	$100,000	$105,068
AL 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	50,382
AL 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	15,313
Mobile AL Refunding Warrants - Series A	5.000	02/15/2027	Aa2/AA-*	335,000	369,401
Montgomery AL Warrants - Series A	5.000	02/01/2030	Aa1/AA+*	300,000	330,786
Montgomery AL Warrants - Series C General Obligation Unlimited	5.000	01/01/2023	Aa1/AA+*/AAA@	580,000	641,300
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	103,703
Tuscaloosa AL Warrants - Series A	5.000	10/15/2034	Aa1/AA+*	175,000	188,206

					1,804,159

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.15% of Net Assets
AL State Public School & College Authority Captial Improvement	5.000	12/01/2024	Aa1/AA*	250,000	278,953
AL State Public School & College Authority Capital	5.000	12/01/2025	Aa1/AA*	640,000	709,792
AL State Public Schools & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	141,873
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	56,183
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Baa1	120,000	122,429

					1,309,230

MUNICIPAL UTILITY REVENUE BONDS
4.55% of Net Assets
Jasper AL Water Works and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	487,769
Muscle Shoals AL Utilities Board Water & Sewer Revenue	5.750	12/01/2033	AA-*	430,000	480,383

					968,152

LEASE REVENUE BONDS
1.90% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA+*	125,000	135,663
University of Alabama General Revenue - Series A	5.000	07/01/2034	Aa2/AA-*	250,000	269,442

					405,105

PREREFUNDED BONDS
1.49% of Net Assets
AL State Public School & College Authority Refunding Series	5.000	05/01/2029	Aa1/AA*/AA+@	75,000	92,005
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	Aa2/AA*	35,000	35,790
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	A+*	30,000	31,261
Tuscaloosa AL Warrants	5.150	07/01/2026	Aa1/AA+*	50,000	52,783
Tuscaloosa AL Warrants	5.200	07/01/2031	Aa1/AA+*	100,000	105,605

					317,444

PUBLIC FACILITIES REVENUE BONDS
.50% of Net Assets
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,026
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	A*	95,000	97,316

					107,342

INDUSTRIAL REVENUE BONDS
.48% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	A+*	75,000	76,595
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A+*	25,000	25,286

					101,881

Total Investments (cost $20,114,641)(See (a) below for further explanation) 98.51% of Net Assets					$20,962,018

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$882,572
Unrealized depreciation	(35,195)

Net unrealized appreciation	$847,377

Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund’s assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	20,962,018
Level 3	Significant Unobservable Inputs	—

$20,962,018

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
66.46% of Net Assets
Ballard County KY School District Finance Corporation	5.000%	06/01/2020	Aa2	$1,240,000	$1,368,166
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aa2	3,085,000	3,281,422
Boone County KY Pollution Control Revenue - Dayton Power	4.700	01/01/2028	Aa3/A*	9,595,000	9,878,340
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aa2	4,070,000	4,440,248
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa2	4,265,000	4,652,987
Boone County KY Water - Florence	5.000	12/01/2015	Aa3	1,000,000	1,056,010
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	Aa3	1,805,000	1,899,131
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	Aa3	1,900,000	1,988,597
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2020	Aa3	2,100,000	2,191,161
Boyle County KY College Improvement - Centre College - A	4.750	06/01/2032	A3/A-*	5,330,000	5,523,746
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aa2	2,440,000	2,584,131
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa2	2,720,000	2,831,085
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,660,821
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,622,143
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,837,664
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2017	Aa2/AAA*	1,000,000	1,045,710
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa2	980,000	1,040,319
Carter County KY Detention Center	5.125	05/01/2029	Aa3	960,000	979,085
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	A1/A*	1,580,000	1,704,504
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa2/AAA*	6,985,000	7,661,847
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa2/AAA*	7,340,000	8,021,886
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aa2/AAA*	4,100,000	4,253,053
Franklin County School Building Revenue	4.750	05/01/2027	Aa2	3,570,000	3,860,884
Greater KY Housing Assistance Corporation - Chenowith Woods	6.100	01/01/2024	Baa1/A*	460,000	460,419
Greater KY Housing Assistance Corporation - Northside Apts	6.200	02/01/2025	AAA*	3,320,000	3,322,058
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,135,000	1,175,554
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa2	1,250,000	1,336,800
Jefferson County KY Health Facilities - Jewish Hospital	5.650	01/01/2017	A3/A*	3,450,000	3,455,210
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2021	A3/A*	4,520,000	4,521,492
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Baa1/A*	8,675,000	8,679,771
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2/AAA*	3,770,000	4,044,418
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AAA*	2,500,000	2,673,475
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa2/AAA*	7,545,000	7,999,586
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AAA*	5,025,000	5,441,623
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	Baa1/A*/A-@	2,940,000	2,948,732
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aa3/AA-*	3,000,000	3,197,280
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa2	4,055,000	4,452,998
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa2	4,465,000	4,853,857
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa2	4,665,000	5,066,190
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa2/A+*/AA-@	2,000,000	2,197,120
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa2/A+*/AA-@	5,600,000	6,096,440
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa2/A+*/AA-@	5,880,000	6,417,079
KY Asset Liability Commission	5.000	05/01/2025	Aa2/A+*/AA-@	1,000,000	1,086,860
KY Asset Liability Project Notes	5.000	09/01/2015	Aa2/AA*/AA-@	6,000,000	6,916,860
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	Aa2/AA*/AA-@	1,765,000	2,124,266
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA-*	5,445,000	6,055,493
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2026	Aa2/AA-*	6,090,000	6,712,581
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2023	Aa2/AA-*	8,075,000	8,851,492
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2024	Aa2/AA-*	7,405,000	8,142,390
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2025	Aa2/AA-*	3,700,000	4,053,979
KY Economic Development Finance Authority-Methodist Hospital	5.625	02/01/2017	NR	6,500,000	6,506,890
KY Economic Development Finance Authority - Christian Care	5.375	11/20/2035	AAA*	1,805,000	1,916,585
Kentucky Economic Development Authority - Louisville Arena	5.750	12/01/2028	Aa3/AAA*	625,000	690,500
KY Economic Development Authority - Louisville Arena	6.000	12/01/2033	Aa3/AAA*	1,000,000	1,094,950
KY Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,339,926
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,037,760
KY Housing Corporation	5.200	01/01/2031	Aaa/AAA*	1,000,000	1,003,590
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,645,510
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AAA*	935,000	964,705
Ky State Property & Building #93	5.250	02/01/2025	Aa2/AAA*/AA-@	7,250,000	8,272,613
KY State Property & Building #93	4.875	02/01/2028	Aa2/AAA*/AA-@	500,000	541,785
KY State Property & Building #93	5.000	02/01/2029	Aa2/AAA*/AA-@	500,000	545,485
KY State Property & Building #93	5.250	02/01/2029	Aa2/AAA*/AA-@	10,785,000	12,015,029
KY State Property & Building #76	5.500	08/01/2021	Aa2/A+*/AA-@	1,400,000	1,699,992
KY State Property & Building #73	5.000	11/01/2021	Aa2/AAA*/AA-@	1,000,000	1,060,760
KY State Property & Building #87	5.000	03/01/2019	Aa2/A+*/AA-@	3,000,000	3,398,430
KY State Property & Building #83	5.000	10/01/2013	Aa2/A+*/AA-@	610,000	680,461
KY State Property & Building #83	5.000	10/01/2017	Aa2/A+*/AA-@	5,000,000	5,843,900
KY State Property & Building #83	5.000	10/01/2018	Aa2/A+*/AA-@	17,750,000	20,768,033
KY State Property & Building #83	5.250	10/01/2020	Aa2/A+*/AA-@	24,220,000	28,875,811
KY State Property & Building #73	5.500	11/01/2017	Aa2/AAA*/AA-@	1,000,000	1,087,440
KY State Property & Building #73	5.000	11/01/2019	Aa2/AAA*/AA-@	1,360,000	1,445,218
KY State Property & Building #73	5.000	11/01/2020	Aa2/AAA*/AA-@	3,255,000	3,456,908
KY State Property & Building #84	5.000	08/01/2019	Aa2/A+*/AA-@	10,000,000	11,745,400
KY State Property & Building #84	5.000	08/01/2021	Aa2/A+*/AA-@	310,000	362,911
KY State Property & Building #84	5.000	08/01/2022	Aa2/A+*/AA-@	17,500,000	20,601,350
KY State Property & Building #87	5.000	03/01/2022	Aa2/A+*/AA-@	1,665,000	1,855,010
KY State Property & Building #87	5.000	03/01/2023	Aa2/A+*/AA-@	5,175,000	5,727,327
KY State Property & Building #87	5.000	03/01/2025	Aa2/A+*/AA-@	14,835,000	16,219,995
KY State Property & Building #87	5.000	03/01/2026	Aa2/A+*/AA-@	8,230,000	8,924,117
KY State Property & Building #87	5.000	03/01/2027	Aa2/A+*/AA-@	10,290,000	11,145,614

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building #88	4.750%	11/01/2027	Aa2/A+*/AA-@	$5,800,000	$6,176,362
KY State Property & Building #89	5.000	11/01/2025	Aa2/AAA*/AA@	5,000,000	5,561,250
KY State Property & Building #89	5.000	11/01/2026	Aa2/AAA*/AA-@	13,390,000	14,863,034
KY State Property & Building #89	5.000	11/01/2027	Aa2/AAA*/AA-@	4,900,000	5,388,236
KY State Property & Building #80	5.250	05/01/2018	Aa2/A+*/AA-@	2,940,000	3,486,517
KY State Property & Building #80	5.250	05/01/2020	Aa2/A+*/AA-@	1,000,000	1,188,050
KY State Property & Building #81	5.000	11/01/2017	Aa3/A+*/AA-@	2,060,000	2,268,081
KY State Property & Building #81	5.000	11/01/2018	Aa3/A+*/AA-@	1,720,000	1,884,466
KY State Property & Building #81	5.000	11/01/2019	Aa3/A+*/AA-@	2,385,000	2,602,535
KY State Property & Building #81	5.000	11/01/2020	Aa3/A+*/AA-@	3,560,000	3,875,772
KY State Property & Building #81	5.000	11/01/2022	Aa3/A+*/AA-@	3,930,000	4,223,571
KY State Turnpike Economic Development	5.150	07/01/2019	Aa2/AAA*/AA-@	1,000,000	1,033,330
KY State Turnpike Economic Development	5.000	07/01/2022	Aa2/AA+*/AA-@	1,625,000	1,821,414
KY State Turnpike Economic Development	5.000	07/01/2023	Aa2/AA+*/AA-@	4,325,000	4,837,426
KY State Turnpike Economic Development	5.000	07/01/2024	Aa2/AA+*/AA-@	3,770,000	4,200,459
KY State Turnpike Economic Development	5.000	07/01/2025	Aa2/AA+*/AA-@	2,000,000	2,219,820
KY State Turnpike Economic Development	5.000	07/01/2026	Aa2/AA+*/AA-@	4,720,000	5,165,520
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa2	3,150,000	3,345,710
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aa2	1,000,000	1,073,120
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa2	1,755,000	1,890,591
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa2	1,930,000	2,056,183
Louisville & Jefferson County Ky Metropolitan Sewer	5.000	05/15/2025	Aa3/AA-*/AA-@	3,270,000	3,565,412
Louisville & Jefferson County Ky Metropolitan Sewer	5.000	05/15/2026	Aa3/AA-*/AA-@	3,230,000	3,507,942
Louisville & Jefferson Metropolitan Sewer	5.000	05/15/2032	Aa3/AA-*/AA-@	1,060,000	1,115,056
Louisville & Jefferson County Ky Metropolitan Sewer	4.750	05/15/2028	Aa3/AA-*/AA-@	10,425,000	10,430,734
Louisville & Jefferson County Ky Metropolitan Sewer	5.000	05/15/2030	Aa3/AA-*/AA-@	3,505,000	3,507,979
Louisville & Jefferson County Ky Metropolitian Sewer	5.000	05/15/2032	Aa3/AA-*/AA-@	4,000,000	4,131,360
Louisville & Jefferson County Ky Metropolitan Sewer	5.500	05/15/2034	Aa3/AA-*/AA-@	3,645,000	3,826,375
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA-*/AA-@	1,330,000	1,369,036
Louisville & Jefferson County Ky Metropolitan Sewer	5.000	05/15/2038	Aa3/AA-*/AA-@	9,500,000	9,991,530
Louisville & Jefferson County Ky Metropolitan Sewer	5.000	05/15/2024	Aa3/AA-*	7,000,000	7,792,120
Louisville & Jefferson County Ky Metropolitan Sewer	5.000	05/15/2022	Aa3/AAA*/AA-@	2,855,000	3,175,388
Louisville & Jefferson County Ky Metropolitan Sewer	5.000	05/15/2023	Aa3/AAA*/AA-@	2,990,000	3,307,598
Louisville & Jefferson County Ky Metropolitan Sewer	5.000	05/15/2024	Aa3/AAA*/AA-@	3,135,000	3,447,873
Louisville & Jefferson County Ky Metropolitan Sewer	5.000	05/15/2025	Aa3/AAA*/AA-@	3,285,000	3,591,885
Louisville & Jefferson County Ky Metropolitan Sewer	5.000	05/15/2026	Aa3/AAA*/AA-@	14,000,000	15,175,160
Louisville & Jefferson County Ky Metropolitan Sewer	5.000	05/15/2025	Aa3/AAA*	5,185,000	5,830,533
Louisville & Jefferson County Ky Regional Airport Authority	5.500	07/01/2017	Aa3/AAA*/A+@	2,655,000	2,776,864
Louisville & Jefferson County Ky Visitors & Convention Cent	4.500	12/01/2023	Aa3/AAA*	2,340,000	2,453,630
Louisville & Jefferson County Ky Visitors & Convention Center	4.500	12/01/2024	Aa3/AAA*	2,250,000	2,351,295
Louisville & Jefferson County Ky Visitors & Convention Center	4.600	12/01/2025	Aa3/AAA*	1,490,000	1,556,916
Louisville & Jefferson County Ky Student Housing	5.000	06/01/2025	NR	2,030,000	2,147,455
Louisville KY General Obligation - Series A	5.000	10/01/2020	Aa1/AA+*	7,165,000	7,663,756
Louisville KY Health Care Facilities	6.650	12/20/2030	Aaa	4,590,000	4,879,444
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa2	1,400,000	1,500,562
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aa2	1,130,000	1,178,906
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aa2	2,505,000	2,602,293
Northern KY University Certificates of Participation	4.900	12/01/2021	A2	2,725,000	2,811,955
Northern KY University Certificates of Participation	5.000	12/01/2024	A2	2,000,000	2,068,820
Northern KY Water District	4.750	02/01/2019	Aa3	1,000,000	1,036,180
Northern KY Water District	5.000	02/01/2020	Aa3	3,080,000	3,215,705
Northern KY Water District	5.000	02/01/2021	Aa3	2,635,000	2,748,595
Northern KY Water District	4.125	02/01/2021	Aa3	1,380,000	1,407,531
Northern KY Water District	4.500	02/01/2022	Aa3	1,385,000	1,431,730
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,891,539
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,191,548
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,168,490
Owensboro Water Revenue	5.000	09/15/2025	Aa3	545,000	609,374
Pike County KY Mortgage Revenue - Phelps Regional Health	5.350	09/20/2012	AAA*	50,000	50,067
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa2	1,815,000	1,952,867
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aa2	1,000,000	1,077,810
Taylor County Detention Facility	4.750	09/01/2027	A1	2,110,000	2,201,658

					606,043,386
LEASE REVENUE BONDS
12.00% of Net Assets
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	A1	820,000	836,925
Davies County KY School District Finance Corporation	5.000	06/01/2021	Aa2	1,155,000	1,239,638
Hopkins County KY School District Finance Corporation	5.125	06/01/2019	Aa2	4,120,000	4,260,657
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa2	3,270,000	3,582,187
KY Area Development Districts Financing Lease - Ewing	5.350	12/01/2022	AA*	2,560,000	2,613,069
KY Area Development Districts Financing Lease - Ewing	5.400	12/01/2021	AA*	710,000	724,747
KY Area Development Districts Financing Lease - Ewing	5.400	12/01/2021	NR	1,095,000	1,117,688
KY Area Development Districts Financing Lease - Ewing	4.700	06/01/2024	NR	2,625,000	2,715,983
KY Asset Liability Project	5.000	09/01/2021	Aa2/AA*/AA-@	1,570,000	1,856,870
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	Aa2/AA*/AA-@	3,500,000	4,109,770
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,869,300
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,281,540
KY Infrastructure Authority - Series A	5.000	06/01/2019	Aa2/A+*/AA-@	1,000,000	1,020,560
KY State Property & Building #68	5.250	10/01/2018	Aa2/A+*/AA-@	1,500,000	1,530,345
KY State Property & Building #68	5.000	10/01/2019	Aa2/A+*/AA-@	5,500,000	5,605,545
KY State Property & Building #88	5.000	11/01/2024	Aa2/A+*/AA-@	1,355,000	1,503,969
KY State Property & Building #90	5.375	11/01/2023	Aa2/A+*/AA-@	1,200,000	1,368,108
KY State Property & Building #90	5.500	11/01/2028	Aa2/A+*/AA-@	20,190,000	22,784,413
KY State Property & Building	5.000	11/01/2029	Aa2/A+*/AA-@	5,000,000	5,473,250
KY State Property & Building #98	5.000	08/01/2021	Aa2/A+*/AA-@	2,505,000	2,905,750
KY State Property & Building #91	5.750	04/01/2029	Aa3/A+*/A+@	210,000	236,660

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Turnpike Economic Development	5.000%	07/01/2025	Aa2/AA+*/AA-@	$2,925,000	$3,288,080
KY State Turnpike Economic Development	5.000	07/01/2027	Aa2/AA+*/AA-@	9,530,000	10,609,082
KY State Turnpike Economic Development	5.000	07/01/2028	Aa2/AA+*/AA-@	1,460,000	1,611,665
KY Turnpike Authority Economic Development	5.000	07/01/2026	Aa2/AA+*/AA-@	4,440,000	5,023,949
KY State Turnpike Economic Development	5.000	07/01/2027	Aa2/AA+/AA-@	1,550,000	1,737,550
KY Turnpike Authority Economic Development	5.000	07/01/2029	Aa2/AA+*/AA-@	8,140,000	9,053,227
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa2	3,105,000	3,193,586
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	A*	3,000,000	3,721,050
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa2	500,000	551,135

					109,426,298

PREREFUNDED BONDS
5.53% of Net Assets
KY State Property & Building #85	5.000	08/01/2024	Aa2/AAA*/AA-@	8,300,000	9,815,994
KY State Property & Building #85	5.000	08/01/2020	Aa2/AAA*/AA-@	5,760,000	6,812,065
KY State Property & Building #85	5.000	08/01/2022	Aa2/AAA*/AA-@	8,200,000	9,697,730
KY State Property & Building #85	5.000	08/01/2023	Aa2/AAA*/AA-@	7,500,000	8,869,875
KY State Property & Building #85	5.000	08/01/2025	Aa2/AAA*/AA-@	2,500,000	2,956,625
Knox County General Obligation	5.625	06/01/2036	NR	2,490,000	3,011,406
McCracken County KY School District Finance Corporation	4.650	07/01/2019	Aa2	1,655,000	1,774,077
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aa2	1,725,000	1,850,632
McCracken County KY School District Finance Corportion	5.000	07/01/2022	Aa2	4,000,000	4,312,200
Scott County KY School District	5.000	03/01/2021	Aa2	1,240,000	1,331,686

					50,432,290

ESCROWED TO MATURITY BONDS
4.24% of Net Assets
Danville KY Multi-City Lease Revenue - Hopkinsville	6.875	06/01/2012	A2	650,000	694,856
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	A*	4,980,000	4,982,789
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2018	A*	33,000,000	33,003,300

					38,680,945

HOSPITAL AND HEALTHCARE REVENUE BONDS
3.40% of Net Assets
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2011	A3/A*	535,000	535,893
KY Development Finance Authority - Kings Daughters	5.000	02/01/2030	A1/A+*/A+@	4,000,000	4,126,200
KY Development Finance Authority - Baptist Heathcare System	5.375	08/15/2024	Aa3/AA-@	1,205,000	1,340,876
KY Development Finance Authority - Baptist Healthcare System	5.625	08/15/2027	Aa3/AA-@	3,000,000	3,300,870
KY Development Finance Authority - Catholic Health	5.000	05/01/2029	Aa2/AA*/AA@	2,500,000	2,567,525
KY Development Finance Authority - Catholic Health	5.000	05/01/2029	Aa2/AA*/AA@	2,410,000	2,531,705
KY Development Finance Authority - St. Elizabeth	5.125	05/01/2029	AA-*/AA-@	2,750,000	2,941,895
KY Development Finance Authority - St. Elizabeth	5.375	05/01/2034	AA-*/AA-@	2,560,000	2,721,715
KY Development Finance Authority - Catholic Health	5.125	10/01/2021	A1/AA-*/AA-@	1,000,000	1,023,030
Louisville & Jefferson Metropolitan Health - St Mary’s	6.125	02/01/2037	A3/A*	1,300,000	1,392,079
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	600,000	611,184
Louisville & Jefferson Co Health System - Norton	5.000	10/01/2030	A-*/A-@	2,000,000	2,005,120
Louisville & Jefferson County Metropolitan Health - Norton	5.250	10/01/2036	A-*/A-@	3,460,000	3,488,303
Pike County KY Mortgage Revenue - Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,435,366

					31,021,761

STATE AND LOCAL MORTGAGE REVENUE BONDS
2.63% of Net Assets
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	7,380,000	7,564,721
KY Housing Corporation	4.950	01/01/2033	Aaa/AAA*	5,065,000	5,125,628
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,292,362
KY Housing Corporation - Series E	4.875	07/01/2023	Aaa/AAA*	1,535,000	1,617,752
KY Housing Corporation - Series E	5.375	07/01/2033	Aaa/AAA*	2,175,000	2,298,388
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,075,480
KY Housing Corporation	4.850	07/01/2029	Aaa/AAA*	3,200,000	3,343,584
KY Housing Corporation	4.625	07/01/2033	Aaa/AAA*	660,000	671,642

					23,989,557

MUNICIPAL UTILITY REVENUE BONDS
2.32% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA-*	1,140,000	1,171,578
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3/AA-*	2,865,000	3,331,766
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA-*	2,500,000	2,868,500
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,204,580
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,621,187

					21,197,611

PUBLIC FACILITIES REVENUE BONDS
1.09% of Net Assets
Boone County KY Public Property Corporation - AOC Judicial	5.000	09/01/2019	Aa2	1,000,000	1,077,070
Boone County KY Public Property Corporation - Judicial Facilities	5.125	09/01/2022	Aa2	1,750,000	1,876,525
Louisville & Jefferson County KY Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	712,693
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2/AA*	2,750,000	3,111,680
Wolfe County Public Property	5.000	04/01/2030	Aa2	2,855,000	3,201,112

					9,979,080

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.91% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,262,905
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	2,405,000	2,472,773
Louisville & Jefferson County - Papa Johns Stadium	4.750	03/01/2028	Aa2/AA-*	3,250,000	3,517,768

					8,253,446

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
GENERAL OBLIGATION BONDS
.35% of Net Assets
Bowling Green KY General Obligation	4.600%	06/01/2018	Aa2	$1,290,000	$1,360,047
Louisville KY General Obligation	5.000	11/01/2019	Aa1/AA+*	1,775,000	1,858,904

					3,218,951

Total Investments (cost $852,714,382)(See (a) below for further explanation) 98.01% of Net Assets					$902,243,325

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$50,586,922
Unrealized depreciation	(1,057,979)

Net unrealized appreciation	$49,528,943

Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund’s assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	902,243,325
Level 3	Significant Unobservable Inputs	—

$902,243,325

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
70.20% of Net Assets
Boone-Florence Water Supply System Revenue	4.300%	12/01/2011	Aa3	$505,000	$524,018
Bowling Green General Obligation - Series A	4.000	06/01/2016	Aa2	375,000	407,220
Breathitt County School District Finance Corporation	3.875	07/01/2017	Aa2	280,000	304,744
Bullitt County KY School District Finance Corporation	4.000	10/01/2014	Aa2	150,000	166,365
Christian County School District Finance Corporation	4.000	08/01/2019	Aa2	720,000	761,472
Clay County School District Finance Corporation	3.750	06/01/2017	Aa2	210,000	223,308
Fayette County KY School District Finance Corporation	4.000	06/01/2019	Aa2/AA*	140,000	151,249
Hardin County School District Finance Corporation	4.000	02/01/2019	Aa2	1,475,000	1,547,983
Jefferson County School District Finance Corporation	5.250	01/01/2017	Aa2/AAA*	200,000	237,244
Kenton County KY School District Finance Corporation	5.000	06/01/2016	Aa2	250,000	280,075
KY Asset Liability Commission	5.000	05/01/2016	Aa2/A+*/AA-@	1,000,000	1,133,170
KY Asset Liability Project Notes	5.000	09/01/2013	Aa2/AA*/AA-@	865,000	966,689
KY Asset Liability Project Notes	5.000	09/01/2016	Aa2/AA*/AA-@	2,000,000	2,280,740
KY Asset Liability Project Notes	5.000	09/01/2015	Aa2/AA*/AA-@	275,000	321,043
KY Asset Liability Project Notes	4.500	09/01/2016	Aa2/AA*/AA-@	175,000	199,936
KY Asset Liability Project Notes	5.000	09/01/2017	Aa2/AA*/AA-@	1,500,000	1,774,515
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa2/AA-*	1,250,000	1,430,888
KY Rural Water Finance Corporation	3.625	02/01/2016	Baa1/AA-*	350,000	368,477
KY Rural Water Finance Corporation	4.000	02/01/2014	Baa1/AA-*	300,000	323,802
KY State Property & Building #84	5.000	08/01/2019	Aa2/A+*/AA-@	1,000,000	1,174,540
KY State Property & Building #87	5.000	03/01/2020	Aa2/A+*/AA-@	3,000,000	3,379,620
KY State Property & Building #88	5.000	11/01/2012	Aa3/AAA*/AA-@	1,000,000	1,088,020
KY State Property & Building #82	5.250	10/01/2013	Aa2/AAA*/AA-@	1,400,000	1,577,352
KY State Property & Building #82	5.250	10/01/2015	Aa2/AAA*/AA-@	2,525,000	2,971,698
KY State Property & Building #82	5.250	10/01/2017	Aa2/AAA*/AA-@	1,260,000	1,510,853
Ky State Property & Building #85	5.000	08/01/2016	Aa2/AAA*/AA-@	835,000	953,211
KY State Property & Building #88	5.000	11/01/2014	Aa2/A+*/AA-@	1,000,000	1,144,620
KY Property & Building Project #88	5.000	11/01/2015	Aa2/A+*/AA-@	955,000	1,102,376
KY State Property & Building #83	5.000	10/01/2016	Aa2/A+*/AA-@	775,000	902,077
KY State Property & Building #83	5.000	10/01/2019	Aa2/A+*/AA-@	1,750,000	2,060,590
KY State Property & Building #89	5.000	11/01/2014	Aa2/AAA*/AA-@	2,000,000	2,302,140
KY State Property & Building #89	5.000	11/01/2015	Aa2/AAA*/AA-@	2,230,000	2,595,341
KY State Turnpike Authority Economic Development	5.250	07/01/2014	Aa2/AAA*/AA-@	500,000	577,465
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aa2/AA+*/AA-@	2,570,000	2,986,905
Lexington Fayette Urban County Government Public Property	4.000	05/01/2017	Aa1/AA+*	180,000	201,515
Louisville & Jefferson Metropolitan Sewer	5.000	05/15/2018	Aa3/AA-*/AA-@	1,220,000	1,385,249
Louisville & Jefferson Metropolitan Sewer	5.000	05/15/2016	Aa3/AAA*/AA-@	500,000	573,560
Louisville & Jefferson County Metropolitian Sewer	5.000	05/15/2016	Aa3/AA-*	100,000	117,044
Madison County KY School District Finance Corporation	3.600	02/01/2017	Aa2	300,000	318,936
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aa3	1,025,000	1,028,064
Oldham County School Building Corporation	4.375	06/01/2018	Aa2	2,570,000	2,899,603
Paducah Electric Plant	3.000	10/01/2014	Aa3/A@	750,000	803,513
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa2	785,000	867,770
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa2	1,330,000	1,474,624
Western Ky University	3.000	09/01/2014	Aa2/AAA*	1,000,000	1,067,910

					50,467,534

LEASE REVENUE BONDS
13.47% of Net Assets
Bullitt County Ky School District Finance Corporation	4.100	10/01/2018	Aa2	165,000	176,034
Gallatin County School District Finance Corporation	4.000	05/01/2016	Aa2	175,000	196,163
Hazard Ky Independent School District Finance Corporation	3.850	09/01/2017	Aa2	200,000	217,838
KY Infrastructure Authority - Series A	5.250	06/01/2014	Aa2/A+*/AA-@	1,240,000	1,274,026
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,331,845
KY State Property & Building #94	5.000	05/01/2014	Aa2/A+*/AA-@	1,000,000	1,132,600
KY State Property & Building Project #94	5.000	05/01/2015	Aa2/A+*/AA-@	1,245,000	1,433,815
KY State Property & Building	5.000	11/01/2015	Aa2/A+*/AA-@	250,000	288,580
KY State Property & Building	5.000	11/01/2014	Aa2/A+*/AA-@	750,000	858,465
KY Turnpike Authority Economic Development Road Revenue	5.000	07/01/2014	Aa2/AA+*/AA-@	750,000	859,620
KY Turnpike Economic Development	5.000	07/01/2016	Aa2/AA+*/AA-@	750,000	886,425
Madison County KY School District Finance Corporation Reven	3.500	05/01/2013	Aa2	470,000	501,913
Pulaski County KY Public Property	3.750	12/01/2014	Aa2	480,000	528,394

					9,685,718

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.00% of Net Assets
KY Development Finance Authority - Kings Daughters	5.000%	02/01/2016	A1/A+*/A+@	$1,000,000	$1,098,420
KY Economic Development Finance Authority - Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,033,300
KY Development Finance Authority - St. Elizabeth	5.000	05/01/2015	AA-*/AA-@	400,000	445,080
KY Economic Development Finance Authority - Catholic Health	4.000	05/01/2015	Aa2/AA*/AA@	250,000	266,410
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	A-@	35,000	35,000

					2,878,210
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.27% of Net Assets
KY Housing Corporation - Series E	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,580,865
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	768,773

					2,349,638
MUNICIPAL UTILITY REVENUE BONDS
3.21% of Net Assets
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	AA3/AA-*	1,000,000	1,151,450
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA-*	1,000,000	1,154,350

					2,305,800
PREREFUNDED BONDS
2.52% of Net Assets
KY Development Finance Authority - Norton Health	5.850	10/01/2015	A*	885,000	1,025,697
KY State Property & Building #73	5.250	11/01/2011	Aa2/A+*/AA-@	750,000	785,595

					1,811,292
CERTIFICATES OF PARTICIPATION BONDS
1.09% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa2	770,000	785,323

					785,323
ESCROWED TO MATURITY BONDS
.03% of Net Assets
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	NR	20,000	20,000

					20,000

Total Investments (cost $66,253,330)(See (a) below for further explanation) 97.79% of Net Assets					$70,303,515

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,093,456
Unrealized depreciation	(43,271)

Net unrealized appreciation	$4,050,185

Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund’s assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	70,303,515
Level 3	Significant Unobservable Inputs	—

$70,303,515

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds – 100%

September 30, 2010

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
79.98% of Net Assets
Hinds County MS Revenue Refunding - 3MS Methodist Hospital		5.600%	05/01/2012	NR	$10,000	$10,201
Jackson MS Municipal Airport Authority		5.000	10/01/2031	A3/A-@	170,000	176,545
Medical Center Educational Building Corporation MS Revenue		5.500	12/01/2023	Aa3	120,000	135,923
MS Business Finance Corporation MS Pollution Control Revenue		4.600	04/01/2022	Baa1/A-*	100,000	100,027
MS Development Bank Special Obligation Capital Project	^^	5.000	07/01/2031	NR	75,000	72,182
MS Development Bank Special Obligation Southaven Water		5.000	03/01/2025	A+*	325,000	352,024
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2027	Aa3/AA-*	125,000	137,753
MS Development Bank Special Obligation Highway - Desoto		4.750	01/01/2035	Aa3/AA-*	125,000	132,053
MS Development Bank Special Obligation Multi-Purpose		5.000	07/01/2021	Aa3/AAA*	50,000	51,557
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2025	Aa2/AAA*	100,000	107,571
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2029	Aa2/AAA*	60,000	63,110
MS Development Bank Special Obligation Jackson Water & Sewer		5.000	09/01/2034	Aa2/AAA*	125,000	129,121
MS Development Bank Special Obligation Horn Lake		5.000	10/01/2020	A*	50,000	51,406
MS Development Bank Special Obligation Capital Improvement		5.250	07/01/2026	Aa3/AAA*	125,000	134,849
MS Development Bank Special Obligation Lee County School		4.500	09/01/2021	A1	100,000	101,857
MD Development Bank Special Obligation Jackson Public		5.375	04/01/2028	Aa2	70,000	78,399
MS Development Bank Special Obligation Hinds Community		5.000	10/01/2026	Aa2	85,000	95,681
MS Development Bank Special Obligation Hinds College		5.125	10/01/2028	Aa2	100,000	112,209
MS Development Bank Special Obligation Hinds College		5.375	10/01/2033	Aa2	60,000	65,616
MS Development Bank Special Obligation Capital Projects	^^	5.875	07/01/2024	NR	55,000	56,965
MS Development Bank Special Obligation Capital Projects		5.000	07/01/2024	NR	370,000	362,052
MS Development Bank Special Obligation Jackson Water & Sewer		5.000	09/01/2032	Aa2/A+*	150,000	155,664
MS Development Bank Special Obligation Combination		5.000	07/01/2018	Aa3/AAA*	100,000	104,445
MS Home Corporation Single Family Mortgage - Series E-1		5.050	12/01/2028	Aaa	55,000	57,561
MS Development Bank Special Obligation Lowndes County		5.000	07/01/2022	Aa3/AAA*	80,000	87,056
MS Development Bank Special Obligation Covington Hospital		5.000	07/01/2027	A*	150,000	151,631

MS Development Special Obligation Madison County Highway		5.000	01/01/2027	Aa3/AA-*	295,000	324,966
MS Development Bank Special Obligation City of Jackson		5.000	03/01/2022	Aa2/AA-*	200,000	222,614
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2027	Aa3/AA-*	175,000	192,854
MS Development Bank Special Obligation Highway Construction		4.750	01/01/2031	Aa3/AA-*	125,000	132,947
MS Development Bank Special Obligation Jones County College		5.100	03/01/2028	AAA*	55,000	60,150
MS Development Bank Special Obligation Jones County Junior		5.000	03/01/2033	AAA*	150,000	157,454
MS Development Bank Special Obligation Jones County Junior		5.125	03/01/2039	AAA*	45,000	47,079
MS State Refunding Notes Projects - Series C		5.000	12/01/2022	Aa2/AA*/AA+@	200,000	224,924
MS State University Educational Building Corporate Revenue		5.000	08/01/2024	Aa2/A+*/AA@	350,000	383,590
Olive Branch MS Public Improvement		4.125	06/01/2022	A1	100,000	101,907
Pearl River County MS Certificates of Participation		4.500	04/01/2021	Baa1	200,000	205,670
University Southern MS Education Building - Series A		5.000	03/01/2022	Aa2	100,000	109,566
University Southern MS Educational Building Corporation		5.000	03/01/2032	Aa2	50,000	52,712

						5,299,891

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.84% of Net Assets
Alcorn State University Educational Building MS Revenue		5.125	09/01/2034	Aa2	95,000	101,114
Jackson State University Education Building		5.000	03/01/2034	Aa2/AA-*	175,000	186,354
MS State University Educational Building Corporate Revenue		5.250	08/01/2033	Aa2/AA@	50,000	54,923
University Southern MS Educational Building Corporation		5.125	09/01/2029	Aa2/A+*	100,000	111,059

						453,450

GENERAL OBLIGATION BONDS
4.31% of Net Assets
Jackson MS Redevelopment Authority Urban Renewal Revenue		5.600	11/01/2021	Aa3	20,000	20,056
MS State General Obligation		5.100	11/15/2012	Aa2/AA*/AA+@	10,000	10,915
MS State Refunding - Series A		5.250	11/01/2019	Aa2/AA*/AA+@	200,000	244,452
Richland MS Tax Increment		5.600	06/01/2013	NR	10,000	10,303

						285,726

LEASE REVENUE BONDS
3.58% of Net Assets
MS Development Bank Special Obligation Desoto County		5.250	07/01/2031	A*	225,000	236,945

						236,945

PUBLIC FACILITIES REVENUE BONDS
2.50% of Net Assets
MS Development Bank Special Obligations Department of Corrections		5.250	08/01/2027	AA-*/AA@	50,000	55,382
MS Development Bank Special Obligation Department of Corrections		5.250	08/01/2027	AA-*/AA@	100,000	110,505

						165,887

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
PREREFUNDED BONDS
.83% of Net Assets
MS Development Bank Special Obligation Natchez Convention	5.800%	07/01/2019	A*	$25,000.0	$28,715.0
MS Development Bank Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aa3/AAA*	10,000	11,095
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	A*	5,000	5,196
Southern MS University Educational Building Corporation	5.750	03/01/2021	NR	10,000	10,316

					55,322

ESCROWED TO MATURITY BONDS
.59% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	Baa1/AAA*	25,000	28,333
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	NR	10,000	10,699

					39,032

Total Investments (cost $6,261,396) (See (a) below for further explanation) 98.63% of Net Assets					$6,536,253

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.
^^	On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$318,904
Unrealized depreciation	(44,047)

Net unrealized appreciation	$274,857

Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund’s assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	6,536,253
Level 3	Significant Unobservable Inputs	—

$6,536,253

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
53.11% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa2/AA*	$1,000,000	$1,067,210
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A-*	1,000,000	1,077,590
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AAA*/AA@	1,000,000	1,112,170
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	NR	500,000	503,640
Charlotte NC Airport Revenue	5.250	07/01/2023	A1/A+*/A+@	1,000,000	1,076,290
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2025	A1/A+*/A+@	1,000,000	1,078,230
Dare County NC Certificates of Participation	5.125	06/01/2018	Aa3/AA-*/AA-@	500,000	520,810
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aa3/A+*	1,000,000	1,081,830
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aa3/A+*	1,690,000	1,818,339
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/A+*	750,000	800,993
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA-*/AA-@	1,000,000	1,078,390
Iredell County NC Certificates of Participation Public Facilities	5.250	10/01/2020	Aa3/AA@	1,000,000	1,096,100
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA-*	1,000,000	1,091,520
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	Aa3/AAA*	500,000	538,150
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AAA*	550,000	602,635
Montgomery County NC Certificates of Participation - Series A	5.000	02/01/2030	A-*	1,680,000	1,766,386
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AAA*	890,000	973,527
New Hanover County NC Hospital Revenue	5.000	10/01/2019	A1/A+*	1,175,000	1,181,791
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aa3/AAA*	2,500,000	2,641,250
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Baa1	150,000	150,120
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/A*	1,000,000	1,235,320
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	A-*/BBB+@	1,000,000	1,081,820
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,212,320
NC Eastern Municipal Power Agency - Series B	6.000	01/01/2022	Aa3/AAA*/AA-@	750,000	913,733
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/A*/A@	1,000,000	1,079,720
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AAA*/AA+@	1,000,000	1,118,870
NC Medical Care Community Hospital Revenue - High Point	5.000	10/01/2019	NR	500,000	502,760
NC Medical Care Community Hospital Revenue - Rex Hospital	5.000	06/01/2017	A1/A+*/A+@	500,000	500,165
NC Medical Care Community Hospital Revenue - Stanly Hospital	5.375	10/01/2014	BBB+@	35,000	35,063
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,059,440
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AAA*	750,000	798,697
Sampson County NC Certificates of Participation	5.000	06/01/2022	Aa3/AAA*	1,250,000	1,394,438
Sampson County NC Certificates of Participation	5.000	06/01/2026	Aa3/AAA*	1,000,000	1,092,210
University of NC System Pool Revenue - Series C	5.000	04/01/2019	Aa3	480,000	521,010
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	A*	1,000,000	1,070,280
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A*	580,000	617,601
University of NC System Pool Revenue - Series A	5.000	10/01/2026	Aa3	1,000,000	1,114,980
University of NC System Pool Revenue - Series A	5.000	10/01/2033	Aa3	950,000	1,017,868
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa2/AA*/AA@	1,500,000	1,574,310
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aa2/AA*	500,000	541,150
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	Aa3/AAA*/AA-@	780,000	861,782
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	Aa3/AAA*/AA-@	750,000	814,260
Wilson County Certificates of Participation Public Facilities	5.000	05/01/2029	Aa3/AAA*/AA-@	1,355,000	1,444,024
Wilson Combined Enterprise System	4.700	12/01/2022	Aa3/AA@	500,000	518,560

					43,377,352

CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
14.79% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	Aa2/AA*/AA@	650,000	674,759
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/ AA@	750,000	817,080
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,089,060
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA@	1,455,000	1,618,207
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA@	775,000	859,157
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2/AA+*/AA@	750,000	812,445
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,001
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	585,860
Mecklenburg County NC Certificates of Participation - Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,101,010
Mecklenburg County NC Certificates of Participation - Series A	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	456,815
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,640,000	1,720,016
NC Infrastructure Finance Corporation Certificates of Partipation	5.000	02/01/2025	Aa1/AA+*/AA+@	1,500,000	1,646,670
Winston Salem NC Certificates of Participation - Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	694,542

					12,080,622

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.60% of Net Assets
Charlotte Mecklenburg Hospital Authority NC Healthcare	5.000%	01/15/2027	Aa3/AA-*	$1,090,000	$1,154,038
Charlotte-Mecklenburg Hospital	5.250	01/15/2039	Aa3/AA-*	750,000	798,128
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	A1/A+*/AA-@	1,000,000	1,060,620
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	Aa3/AA-*	1,000,000	1,045,170
NC MEdical Care Community Hospital Revenue Baptist Hospital	4.750	06/01/2030	Aa3/AA-*	355,000	364,396
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,620,000	1,713,263
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1/A+*/AA-@	45,000	45,271
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1/A+*/AA-@	25,000	25,150

					6,206,036

MUNICIPAL UTILITY REVENUE BONDS
4.87% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.750	01/01/2030	A2/A*/A@	290,000	301,417
NC Municipal Power Agency Number 1 Catawba Electic Revenue	5.000	01/01/2030	A2/A*/A@	1,445,000	1,540,399
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	1,056,450
Raleigh NC Combined Enterprise System Revenue	5.000	03/01/2031	Aa1/AAA*/AAA@	1,000,000	1,075,990

					3,974,256

PREREFUNDED BONDS
4.61% of Net Assets
New Hanover County NC Certificates of Participation	5.000	12/01/2022	Aa1/AA*	1,000,000	1,062,700
NC Eastern Municipal Power Agency Power System Series A	6.000	01/01/2026	A-*/BBB+@	805,000	1,069,571
Raleigh Durham NC Airport Revenue	5.000	11/01/2020	Aa3/AA-@	1,000,000	1,037,540
University of NC System Pool Revenue - Series C	5.000	04/01/2019	Aa3	520,000	594,121

					3,763,932

LEASE REVENUE BONDS
3.94% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	793,950
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa1/AA+*/AA+@	1,000,000	1,091,280
University NC University Revenues UNC Chapel Hill	5.000	12/01/2031	Aaa/AA+*/AA+@	1,215,000	1,328,809

					3,214,039

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.65% of Net Assets
NC Capital Facilites Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3/AA*	500,000	551,445
NC Capital Facilities Finance Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,351,650
NC Capital Facilities Financial Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	539,475
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	500,000	535,535

					2,978,105

PUBLIC FACILITIES REVENUE BONDS
2.84% of Net Assets
Raleigh Durham NC Airport Authority - Series A	5.000	05/01/2029	Aa3/AA@	235,000	257,471
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3/AA@	1,480,000	1,587,078
Raleigh Durham NC Airport Authority - Series A	5.000	05/01/2032	Aa3/AA@	440,000	475,825

					2,320,374
GENERAL OBLIGATION BONDS
2.77% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa2/AA*/AA+@	225,000	253,741
Iredell County NC Community College	5.000	04/01/2027	Aa2/AA*/AA+@	325,000	364,436
Wake County NC Limited Obligation - Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,643,415

					2,261,592
ESCROWED TO MATURITY BONDS
.43% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	NR	325,000	350,548

					350,548

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
STATE AND LOCAL MORTGAGE REVENUE BONDS
.12% of Net Assets
NC Housing Finance Agency Single Family Revenue - Series II	6.200%	03/01/2016	Aa2/AA*	$25,000	$25,026
NC Housing Finance Agency Single Family Revenue - Series KK	5.875	09/01/2017	Aa2/AA*	40,000	40,047
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	30,000	30,008

					95,081

Total Investments (cost $76,850,743) (See (a) below for further explanation) 98.73% of Net Assets					$80,621,937

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,789,650
Unrealized depreciation	(18,456)

Net unrealized appreciation	$3,771,194

Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund’s assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	80,621,937
Level 3	Significant Unobservable Inputs	—

$80,621,937

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS				`
58.27% of Net Assets
Asheville NC Water System Revenue Refunding	5.000%	08/01/2017	Aa2/AAA*	$140,000	$161,922
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA*	125,000	139,762
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	147,820
Catawba County NC Certificates of Participation Public Schools	5.250	06/01/2016	Aa2	125,000	141,194
Catawba County NC Certificates of Participation Public Schools	5.250	06/01/2018	Aa2	125,000	139,487
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa2/A*	200,000	224,840
Charlotte NC Certificates of Participation	5.000	08/01/2012	Aa2/AA+*/AA@	250,000	269,527
Dare County NC Certificates of Participation	5.250	06/01/2014	Aa3/AA-*/AA-@	150,000	170,006
Davie County NC Community College	4.000	06/01/2013	Aa3/A+*	250,000	270,115
Edgecombe County NC Schools	4.000	02/01/2015	A1/A+*	235,000	259,048
Harnett County NC Certificates of Participation - Series A	5.000	12/01/2015	Aa3/AAA*	125,000	145,192
Haywood NC Certificates of Participation Refunding	5.000	10/01/2016	A1/A*	635,000	699,364
Henderson County NC Certificates of Participation-Series A	5.250	05/01/2020	Aa3/AA-*/AA-@	300,000	334,014
Henderson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA-*/AA-@	50,000	55,318
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa3/AA-*	425,000	485,410
Johnston NC Memorial Hospital Authority	4.000	10/01/2012	Aa3/AAA*	200,000	210,152
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	Aa3/AAA*	100,000	107,720
Lee County NC Certificates of Participation	5.000	04/01/2016	Aa3/AAA*	215,000	238,639
Lincoln County NC Certificates of Participation	5.000	06/01/2016	Aa3/AAA*/AA@	200,000	231,304
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	415,862
Nash County NC Limited Obligation	3.000	10/01/2015	Aa3/AAA*	400,000	424,244
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AAA*	150,000	176,570
New Hanover County NC Certificates of Participation	5.000	03/01/2017	Aa1/AA*	250,000	273,940
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	Aa3/AAA*	1,100,000	1,203,202
North Carolina Medical Care Community Hospital Chatham Memorial	3.625	10/01/2010	NR	100,000	100,005
NC Eastern Municipal Power Agency	5.250	01/01/2019	Aa3/AAA*/BBB+@	250,000	288,165
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/A*/A@	200,000	215,944
NC Medical Care Community Hospital - Scotland Memorial	5.375	10/01/2011	BBB*	20,000	20,035
NC Medical Community Hospital - Wayne Memorial	4.750	10/01/2011	A2	350,000	350,021
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	Aa3/AA-*/AA@	100,000	109,474
Randolph County NC Certificates of Participation	5.000	06/01/2016	Aa3/AAA*	170,000	193,132
Rockingham NC Certificates of Participation	5.250	04/01/2013	Aa3/A+*	125,000	134,116
Sampson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AAA*	50,000	56,588
Sampson Area Development Corporation NC Refunding	4.000	06/01/2015	AAA*	150,000	165,066
Union County NC Certificates of Participation	5.000	06/01/2012	Aa2/AA-*/AA@	100,000	107,002
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA-*/AA@	250,000	279,750
University NC Wilmington Certificates of Participation	5.000	06/01/2014	A*	40,000	44,888
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A*	300,000	328,245
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	Aa3/AAA*	230,000	270,696

					9,587,779

CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
17.15% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA*/AA@	135,000	153,099
Cabarrus County NC Certificates of Participation	4.000	01/01/2015	Aa2/AA*/AA@	225,000	248,576
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa3/AA*/AA-@	150,000	174,026
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA+*	260,000	294,505
Charlotte NC Certificates of Participation	4.000	06/01/2012	Aa2/AA+*/AA@	50,000	52,673
Charlotte NC Certificates of Participation Refunding	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	295,534
Charlotte NC Certificates of Participation	4.375	12/01/2014	Aa2/AA+*	50,000	52,540
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa2/AA*	75,000	87,480
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	687,768
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2016	Aa1/AA+*/AA+@	200,000	228,372
NC State Certificates of Participation Wildlife Resources	5.250	06/01/2018	Aa1/AA+*/AA+@	500,000	547,080

					2,821,653

MUNICIPAL UTILITY REVENUE BONDS
5.20% of Net Assets
NC Eastern Municipal Power Agency	5.375	01/01/2017	Baa1/A-*/BBB+@	200,000	215,710
NC Eastern Municipal Power Agency - Series B	3.250	01/01/2015	Baa1/A-*/BBB+@	250,000	263,720
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	232,274
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	143,270

					854,974

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.67% of Net Assets
Charlotte-Mecklenburg Hospital	5.000%	01/15/2019	Aa3/AA-*	$200,000	$221,560
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	162,390
NC Medical Care Community Hospital Pitt Memorial	4.400	12/01/2011	A1/A+*/AA-@	275,000	275,019
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA*/AA@	100,000	108,944

					767,913

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.39% of Net Assets
University of NC Ashville Revenue	5.000	06/01/2014	A1	20,000	21,245
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	296,105
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	404,257

					721,607

LEASE REVENUE BONDS
3.38% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A*/A@	125,000	145,684
NC Infrastructure Finance Corporation - Correctional Facilities	5.000	10/01/2017	Aa1/AA+*/AA+@	150,000	166,058
NC Infrastructure Correctional Facilities Projects	5.000	10/01/2019	Aa1/AA+*/AA+@	100,000	109,744
Wake County NC	3.000	01/01/2015	Aa1/AA+*/AA+@	125,000	134,514

					556,000

GENERAL OBLIGATION BONDS
2.62% of Net Assets
Mecklenburg County NC Refunding -Series A	5.000	08/01/2014	Aaa/AAA*/AAA@	125,000	144,434
NC State Public Improvement - Series A	5.000	03/01/2019	Aaa/AAA*/AAA@	250,000	286,470

					430,904

PUBLIC FACILITIES REVENUE BONDS
2.43% of Net Assets
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	A1/A+*/A+@	350,000	399,074

					399,074

STATE AND LOCAL MORTGAGE REVENUE BONDS
.73% of Net Assets
NC Housing Financial Agency Home Ownership - Series 16B	4.125	07/01/2012	Aa2/AA*	115,000	120,343

					120,343

PREREFUNDED BONDS
.20% of Net Assets
Univresity of NC Ashville Revenue	5.000	06/01/2014	A1	30,000	32,267

					32,267

Total Investments (cost $15,555,050) (See (a) below for further explanation) 99.04% of Net Assets					$16,292,514

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$749,248
Unrealized depreciation	(11,784)

Net unrealized appreciation	$737,464

Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund’s assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	16,292,514
Level 3	Significant Unobservable Inputs	—

$16,292,514

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
52.37% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2025	Aa2/AA-*	$100,000	$112,722
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA-*	1,500,000	1,668,105
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA-*	750,000	798,750
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	NR	1,050,000	1,103,099
Blount County TN Building Authority Local Government Public	5.000	06/01/2032	Aa3	750,000	789,000
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	Aa3/AAA*/AA@	1,000,000	1,094,390
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2	1,250,000	1,313,288
Cleveland TN General Obligation - Series A	5.000	06/01/2027	Aa3/A+*	680,000	722,303
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,337,023
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aa2	1,000,000	1,069,340
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	A+*	1,000,000	1,079,410
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,799,131
Giles County TN	4.500	02/01/2018	Aa3	1,000,000	1,061,350
Greene County TN General Obligation - Series B	5.000	06/01/2024	Baa1	505,000	541,739
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2026	AA*	1,000,000	1,088,980
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2031	AA*	740,000	785,917
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aa2	1,410,000	1,481,501
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2032	Aa2	1,420,000	1,507,685
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	Aa3	200,000	208,126
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	Aa2	1,000,000	1,074,440
Knox County TN Health Educational & Housing Facilities Ft. Sanders	6.250	01/01/2013	Baa1/A*	10,000	10,825
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aa3/AAA*/AA@	450,000	459,378
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aa2/AA*	1,550,000	1,607,769
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aa2/AA+*	1,150,000	1,182,764
Knoxville TN Waste Water System Revenue Improvement - Series A	5.000	04/01/2037	Aa2/AA+*	370,000	387,127
Manchester TN Refunding General Obligation	5.000	06/01/2038	AAA*	100,000	108,115
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,126,388
Memphis Shelby County Airport Authority - Series A	5.000	07/01/2035	Aa3/AAA*/A+@	1,000,000	1,054,400
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa1/AA*/AA@	1,000,000	1,089,680
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa1/AA*/AA@	1,000,000	1,083,400
Metro Nashville & Davidson County TN Multi-Family	4.600	11/01/2026	AAA*	885,000	908,771
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aa2/AAA*	1,000,000	1,092,740
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa1/AA*/AA@	1,400,000	1,554,616
Metropolitan Government Nashville and Davidson County	5.000	05/15/2028	Aa1/AA*/AA@	240,000	264,542
Montgomery County TN General Obligation	4.750	05/01/2020	Aa2/AA+*	1,000,000	1,082,020
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	255,161
Overton County TN Refunding - Schools General Obligation	5.000	04/01/2018	Baa1	1,000,000	1,094,940
Pigeon Forge TN Refunding - Series A	4.900	06/01/2028	Aa3/AAA*	1,000,000	1,083,610
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa2/AAA*	1,435,000	1,525,936
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2027	Aa3/AAA*	1,000,000	1,079,530
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	786,427
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	Aa3/AAA*	1,125,000	1,243,316
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aa1/AAA*	585,000	590,639
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa1/AA*/AA+@	1,395,000	1,539,466
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa1/AA*/AA+@	1,440,000	1,579,968
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aa3	2,460,000	2,584,574
White House Utility District TN Water & Sewer	5.000	01/01/2028	Aa3	1,235,000	1,317,424
White House Utility District TN Water & Sewer	5.000	01/01/2030	Aa3	2,505,000	2,647,885

					51,977,710

GENERAL OBLIGATION BONDS
9.71% of Net Assets
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	927,780
Knoxville TN General Obligation - Series A	5.000	05/01/2020	Aa1/AA+*/AAA@	1,000,000	1,204,330
Memphis TN General Improvement	5.000	05/01/2020	Aa2/AA*/AA-@	1,000,000	1,033,730
Metro Government Nashville & Davidson County TN - Series B	5.000	08/01/2024	Aa1/AA*/AA@	500,000	560,825
Metropolitan Government Nashville and Davidson County TN	5.000	01/01/2025	Aa1/AA*/AA@	4,025,000	4,548,814
Shelby County TN - Series A	4.600	11/01/2022	Aa1/AA+*/AA+@	500,000	517,480
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aaa	750,000	846,015

					9,638,974

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.75% of Net Assets
Metro Nashville & Davidson County TN McKendree	5.125%	01/01/2020	AA*	$1,700,000	$1,701,190
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,113,240
TN State School Board Authority Higher Educational Facilities	5.125	05/01/2033	Aa1/AA*/AA@	1,300,000	1,418,820
TN State School Board Authority Higher Educational Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	543,585
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa1/AA*/AA+@	2,750,000	2,915,798

					7,692,633

STATE AND LOCAL MORTGAGE REVENUE
6.89% of Net Assets
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa1/AA+*	335,000	335,074
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	985,000	1,026,025
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	740,000	777,688
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	825,000	856,061
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,500,000	1,546,470
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa1/AA+*	230,000	232,420
TN Housing Development Agency Mortgage Financing - Series A	5.200	07/01/2023	Aa2/AA*	1,995,000	2,060,895

					6,834,633

HOSPITAL AND HEALTHCARE REVENUE BONDS
6.64% of Net Assets
Rutherford County TN Health & Education Facilities Board	5.000	11/15/2040	Aa1/AA*/AA+@	1,500,000	1,573,860
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AA+@	4,750,000	5,021,653

					6,595,513

PREREFUNDED BONDS
5.79% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	A*	2,000,000	2,016,140
Kingsport TN Industrial Development Board Multi-family	5.400	04/20/2021	NR	390,000	443,145
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aaa	1,400,000	1,640,772
Williamson County TN General Obligation	5.000	05/01/2022	Aaa	1,400,000	1,642,830

					5,742,887

MUNICIPAL UTILITY REVENUE BONDS
4.13% of Net Assets
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	263,360
Clarksville TN Electric System Revenue - Series A	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,145,520
Clarksville TN Electric System Revenue - Series A	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,196,720
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	498,171

					4,103,771

ESCROWED TO MATURITY BONDS
2.34% of Net Assets
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	A*	1,000,000	1,008,530
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Baa1/A*/BBB@	1,000,000	1,145,860
Metro Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A2	90,000	90,176
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	A*	60,000	73,829

					2,318,395

LEASE REVENUE BONDS
2.30% of Net Assets
Chattanooga TN Electric Revenue - Series A	5.000	09/01/2026	AA*	250,000	279,678
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	264,185
Memphis-Shelby County Sports Authority	5.250	11/01/2027	A1/AA-*/A+@	750,000	813,068
TN Housing Development Agency - Series 1B	5.000	07/01/2029	Aa1/AA+*/NR@	895,000	926,844

					2,283,775

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
PUBLIC FACILITIES REVENUE BONDS
.55% of Net Assets
Memphis Shelby County TN Sports Authority Memphis Arena	5.250%	11/01/2026	Aa2/AA-*/A+@	$500,000	$546,405
					546,405

Total Investments (cost $93,282,230) (See (a) below for further explanation) 98.47% of Net Assets					$97,734,696

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,558,163
Unrealized depreciation	(105,697)

Net unrealized appreciation	$4,452,466

Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund’s assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—

Level 2	Other Significant Observable Inputs	97,734,696
Level 3	Significant Unobservable Inputs	—

$97,734,696

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
61.63% of Net Assets
Cross Anchor TN Utility District	4.250%	12/01/2015	AAA*	$65,000	$72,996
Cross Anchor TN Utility District	4.250	12/01/2016	AAA*	65,000	73,206
Dickson County TN Refunding	5.000	03/01/2014	A1/A+*	250,000	276,233
Dickson County TN Refunding	5.000	06/01/2015	A1/A+*	140,000	152,617
Fayetteville TN Electric System Revenue	3.000	06/01/2015	AAA*	105,000	110,761
Johnson City TN Refunding	4.000	06/01/2015	AA@	400,000	446,460
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AAA*	50,000	55,304
Johnson City TN Public Building Authority Revenue	4.250	09/01/2014	AA@	50,000	55,254
Kingsport TN Series B Water & Sewer	5.000	03/01/2013	Aa2	100,000	110,068
Knoxville TN Electric Revenue - Series V	4.750	07/01/2021	Aa2/AAA*	150,000	157,730
Lawrenceburg TN Refunding Water & Sewer	5.000	07/01/2015	Aa3	125,000	144,868
Madison County TN Refunding - School and Public Improvement	5.000	04/01/2018	Aa2/AAA*	175,000	199,180
Maury County TN School & Public Improvement	5.000	04/01/2016	Aa2	1,000,000	1,115,000
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	A1/AA-*/A+@	500,000	541,670
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	A1/AA-*/A+@	275,000	309,678
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aa2/AA*/AA-@	450,000	511,340
Memphis TN Series A	5.000	04/01/2024	Aa2/AAA*/AA-@	200,000	222,472
Metro Nashville Davidson County Water and Sewer	5.200	01/01/2013	Aa2/A*	270,000	286,213
Metropolitan Nashville Airport Authority - Series A	4.500	07/01/2014	Aa3/AAA*	250,000	277,745
New Market Utility District Jefferson County TN Waterworks	3.500	06/01/2014	AAA*	100,000	107,372
New Market Utility District Jefferson County TN Waterworks	3.500	06/01/2015	AAA*	100,000	108,092
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2016	AAA*	100,000	110,836
New Market Utility District Jefferson County Waterworks	4.000	06/01/2017	AAA*	100,000	110,647
Robertson County Tennesee Refunding	4.000	12/01/2012	Aa3	150,000	160,032
Sevier County TN Public Building Authority	4.000	03/01/2014	AAA*	100,000	109,246
Shelby County TN Refunding - Serie A	5.000	04/01/2018	Aa1/AA+*/AA+@	100,000	114,714
Shelby County Health Education	5.250	09/01/2020	Aa3/AAA*	400,000	447,595
Washington County TN Refunding School and Public Improvement	5.000	04/01/2015	Aa2	200,000	228,112
Washington County TN Refunding School and Public Improvement	5.000	04/01/2016	Aa2	125,000	141,233

					6,756,674

PREREFUNDED BONDS
10.86% of Net Assets
Memphis TN Electric System Revenue - Series A	5.000	12/01/2015	Aa2/AA+*/AAA@	1,050,000	1,190,564

					1,190,564

LEASE REVENUE BONDS
6.61% of Net Assets
Chattanooga TN Electric Revenue - Series A	5.000	09/01/2021	AA*	400,000	460,600
Memphis-Shelby County TN Airport - Federal Express Corporation	5.050	09/01/2012	Baa2/BBB*	250,000	264,185

					724,785

STATE AND LOCAL MORTGAGE REVENUE BONDS
5.33% of Net Assets
TN Housing Development Agency Homeownership Program	4.200	01/01/2016	Aa1/AA+*	150,000	159,760
TN Housing Development Agency - Series 1B	4.800	07/01/2024	Aa1/AA+*	305,000	320,604
TN Housing Development Agency Homeownership Program - 2	2.950	01/01/2015	Aa1/AA+*	100,000	103,728

					584,092

GENERAL OBLIGATION BONDS
4.90% of Net Assets
Claiborne County TN Public Improvement - Series A	5.000	04/01/2017	A+*	170,000	197,798
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	119,440
Sevier County TN Public Building Authority	4.000	06/01/2014	AA*	200,000	219,964

					537,202

MUNICIPAL UTILITY REVENUE BONDS
4.63% of Net Assets
Harpeth Valley Utilities District	5.000	03/01/2014	A1	250,000	264,778
Murfreesboro TN Refunding Water and Sewer	5.000	06/01/2014	Aa2/AA-*	100,000	114,180
Sevier County TN Utility District Gas System Revenue	2.650	06/01/2015	AAA*	125,000	128,603

					507,561

PUBLIC FACILITIES REVENUE BONDS
2.00% of Net Assets
Blount County TN Public Building Authority Series B-19	3.500	06/01/2015	AA+*	200,000	218,726

					218,726

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds – 100%

September 30, 2010

Bond Description	Coupon	Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
.94% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500%	10/01/2011	A1/AA-*/AA-@	$100,000	$103,370

					103,370

Total Investments (cost $10,043,619) (See (a) below for further explanation) 96.90% of Net Assets					$10,622,974

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$601,016
Unrealized depreciation	(21,661)

Net unrealized appreciation	$579,355

Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund’s assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,622,974
Level 3	Significant Unobservable Inputs	—

$10,622,974

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
GOVERNMENT AGENCIES
FEDERAL FARM CREDIT
43.57% of Net Assets
Federal Farm Credit Bank	5.840%	07/20/2022	Aaa/AAA*/AAA@	$2,850,000	$3,589,371
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AAA*/AAA@	2,000,000	2,417,470
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AAA*/AAA@	2,000,000	2,399,642
Federal Farm Credit Bank	4.250	03/30/2020	Aaa/AAA*/AAA@	3,500,000	3,565,223
Federal Farm Credit Bank	3.940	06/29/2020	Aaa/AAA*	1,000,000	1,022,100
Federal Farm Credit Bank	3.625	07/21/2020	Aaa/AAA*	1,000,000	1,003,082
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AAA*/AAA@	1,550,000	1,784,008
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AAA*/AAA@	1,900,000	2,155,072
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AAA*/AAA@	500,000	543,936

					18,479,904

FEDERAL HOME LOAN BANK
41.69% of Net Assets
Federal Home Loan Banks Medium Term Note	3.850	07/13/2020	AAA*	1,000,000	1,022,254
Federal Home Loan Banks Medium Term Note	3.600	07/21/2020	Aaa/AAA*	1,500,000	1,524,976
Federal Home Loan Banks Medium Term Note	3.700	08/05/2020	AAA*	1,000,000	1,002,550
Federal Home Loan Banks Medium Term Note	3.650	07/27/2020	Aaa/AAA*	2,500,000	2,520,740
Federal Home Loan Banks Medium Term Note	7.000	08/15/2014	Aaa/AAA*	500,000	609,795
Federal Home Loan Banks Medium Term Note	5.250	12/11/2020	Aaa/AAA*/AAA@	1,485,000	1,788,702
Federal Home Loan Banks Medium Term Note	5.000	12/10/2021	Aaa/AAA*/AAA@	500,000	581,736
Federal Home Loan Banks Medium Term Note	5.750	06/10/2022	Aaa/AAA*/AAA@	2,000,000	2,475,250
Federal Home Loan Banks Medium Term Note	5.550	06/19/2023	Aaa/AAA*	500,000	553,154
Federal Home Loan Banks Medium Term Note	4.375	04/13/2020	Aaa/AAA*/AAA@	1,250,000	1,251,071
Federal Home Loan Banks Medium Term Note	4.375	04/16/2020	AAA*	1,500,000	1,583,588
Federal Home Loan Banks Medium Term Note	4.250	05/04/2020	Aaa/AAA*/AAA@	1,000,000	1,038,450
Federal Home Loan Banks Medium Term Note	4.200	06/03/2020	Aaa/AAA@	1,700,000	1,732,156

					17,684,422

FEDERAL NATIONAL MORTGAGE ASSOCIATION
7.17% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AAA*/AAA@	1,000,000	1,407,140
Federal National Mortgage Association	5.050	02/14/2023	Aaa/AAA*/AAA@	500,000	506,693
Federal National Mortgage Association	5.150	10/15/2024	Aaa/AAA*/AAA@	625,000	625,628
Federal National Mortgage Association	4.625	11/12/2019	Aaa/AAA*/AAA@	500,000	502,159

					3,041,620

FEDERAL HOME LOAN MORTGAGE
3.59% of Net Assets
Federal Home Loan Mortgage Corporation	4.500	02/25/2020	Aaa/AAA*/AAA@	1,500,000	1,521,565

					1,521,565

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies – 100%

September 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
STUDENT LOAN MARKETING ASSOCIATION
2.66% of Net Assets
Student Loan Marketing Association	7.300%	08/01/2012	AAA	$1,000,000.00	$1,127,951.00

					1,127,951

Total Investments (cost $40,606,210) (See (a) below for further explanation) 98.68% of Net Assets					$41,855,462

*	Standard and Poor's Corporation
@	Fitch's Investors Service

All other ratings by Moody's Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,287,593
Unrealized depreciation	(38,341)

Net unrealized appreciation	$1,249,252

Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	41,855,462
Level 3	Significant Unobservable Inputs	—

$41,855,462

Item 2.	Controls and Procedures.

On November 12, 2010 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on November 12, 2010 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the first quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By: /s/ Michelle M. Dragoo, Vice President, Secretary, Treasurer

Date: 11/12/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dupree Mutual Funds

By: /s/ Thomas P. Dupree, Sr., President

Date: 11/12/10

By: /s/ Michelle M. Dragoo, Vice President, Secretary, Treasurer

Date: 11/12/10